Summary of Significant Accounting Policies - Schedule of class A ordinary shares subject to possible redemption reflected on the balance sheet (Detail) - USD ($)		8 Months Ended
	Nov. 26, 2021	Dec. 31, 2021	Sep. 30, 2022
Disclosure Of Reconciliation Of Cash Amount Received To Amount Outstanding As On The Balance Sheet Date Common Stock Subject To Possible Redemption [Line Items]
Gross proceeds	$ 204,102,000	$ 200,010,000
Proceeds allocated to Public Warrants		(8,638,500)
Class A ordinary shares subject to possible redemption		204,102,000	$ 205,398,150
Common Class A [Member]
Disclosure Of Reconciliation Of Cash Amount Received To Amount Outstanding As On The Balance Sheet Date Common Stock Subject To Possible Redemption [Line Items]
Gross proceeds		200,100,000
Proceeds allocated to Public Warrants		(5,599,898)
Offering costs related to Class A ordinary shares subject to possible redemption		(10,338,625)
Accretion of Class A ordinary shares to redemption amount		19,940,523
Class A ordinary shares subject to possible redemption		$ 204,102,000